Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(9,004)	$(21,630)	$(5,580)	$(61,427)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	—	(255)	—	(1,697)

Net loss attributable to common shareholders	$(9,004)	$(21,885)	$(5,580)	$(63,124)

Denominator:
Basic and diluted weighted-average common stock outstanding	2,563,459	1,613,425	2,132,416	1,262,346

Net loss per share, basic and diluted	(3.51)	(13.56)	(2.62)	(50.01)

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of September 30,
	2024	2023
Outstanding options to purchase Common Stock	284,332	170,810
Restricted Stock Units	21,230	17,173
Series A Preferred Stock	90,407	—
Warrants to purchase Common Stock	769,257	16,200
Shares of Common Stock issued upon the exercise of Public Warrants	750,383	750,394
Earn-Out Shares	360,000	360,000
Convertible Notes	19,168	—

Total	2,294,777	1,314,577

13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(80,607)	$(37,744)
Cumulative undeclared dividends to participating securities (Legacy Series D convertible preferred stock)	(1,697)	(2,907)

Net loss attributable to common stockholders	$(82,304)	$(40,651)

Denominator:
Basic and diluted weighted-average common stock outstanding	1,423,275	1,076,743

Net loss per share attributable to common stockholders, basic and diluted (1)	$(57.83)	$(37.75)

(1)
The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information. The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods have also been retrospectively adjusted to give effect to the R everse
Stock Split. See Note 1 for further information.

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Outstanding options to purchase common stock	155,441	172,079
Restricted Stock Units	25,745	56,605
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	5,557	11,917
Warrants to purchase common stock	10,594	5,557
Shares of Common Stock issued upon the exercise of Public Warrants	750,394	—
Earn-Out Shares	360,000	—
Convertible notes (as converted to common stock)	—	6,851

Total	1,307,731	253,009